ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME.
Schedule of movement in accumulated other comprehensive income

	Foreign currency translation	Unrealized holding gain on available- for-sale investments	Total
	RMB’000	RMB’000	RMB’000
Balance as of January 1, 2013	1,770	1,453	3,223

Other comprehensive (loss) income before reclassification	(1,975)	1,821	(154)

Amounts reclassified from accumulated other comprehensive income	—	(1,912)	(1,912)
Balance as of December 31, 2013	(205)	1,362	1,157
Other comprehensive income before reclassification	46	583	629
Balance as of December 31, 2014	(159)	1,945	1,786
Balance as of December 31, 2014, in US$	(26)	314	288